UNITED STATES
            SECURITIES & EXCHANGE COMMISSION
                 Washington, D.C. 20549

			Form 13F

                   Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended            June 30, 2009

 Check here if Amendment [    ];    Amendment Number:

 This amendment (Check only one.) :          [     ] is a restatement
 [     ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:          The Adams Express Company
 Address:       7 St. Paul Street, Suite 1140
                Baltimore, MD  21202

 Form 13F File Number:      28-597


 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this form.



 Person Signing this Report on Behalf of Reporting Manager:



 Name:        Christine M. Sloan
 Title:       Assistant Treasurer
 Phone:       (410) 752-5900

 Signature, Place, and Date of Signing:

 /s/   Christine M. Sloan          Baltimore, MD            August 3, 2009

   [Signature]                    [City, State]               [Date]



 Report Type (Check only one.):

 [X]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

 [   ]   13F NOTICE.  (Check here if no holdings reported
 are in this report, and all holdings are reported by other

 [   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)


                              Form 13F SUMMARY PAGE

Report Summary:

 Number of Other Included Managers:           0

 Form 13F Information Table Entry Total:      74

 Form 13F Information Table Value Total:      $828,415
                                              (in thousands)

 List of Other Included Managers:

 Provide a numbered list of the name (s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 NONE

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				FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2   COLUMN 3  COLUMN 4          COLUMN 5     COLUMN 6         COLUMN 7  COLUMN 8
    NAME OF ISSUER       TITLE OF CLASS   CUSIP  VALUE IN    SHARES/PRN SH/ PUT/ INVSTM           OTHER     VOTING AUTHORITY
                                                   000's      AMOUNT    PRN CALL DISCRETN         MANAGERS
                                                                                 SOLE SHARED NONE

 3M COMPANY                  COM       88579Y101   4,808       80,000   SH       SOLE                       80,000
 ABBOTT LABS                 COM       002824100  15,053      320,000   SH       SOLE                       320,000
 AT&T CORP                   COM       00206R102   9,936      400,000   SH       SOLE                       400,000
 AUTOMATIC DATA PROCESSIN    COM       053015103  10,632      300,000   SH       SOLE                       300,000
 AVON PRODUCTS               COM       054303102  11,214      435,000   SH       SOLE                       435,000
 BANK OF AMERICA             COM       060505104  14,454     1,095,000  SH       SOLE                       1,095,000
 BANK OF NEW YORK MELLON     COM       064058100  11,835      403,775   SH       SOLE                       403,775
 BRISTOL MYERS SQUIBB        COM       110122108   7,007      345,000   SH       SOLE                       345,000
 BROADCOM CORP               COM       111320107   9,916      400,000   SH       SOLE                       400,000
 BUNGE LTD.                  COM       G16962105   9,640      160,000   SH       SOLE                       160,000
 CAPITAL ONE FINANCIAL CO    COM       14040H105   6,126      280,000   SH       SOLE                       280,000
 CHEVRON CORP.               COM       166764100   9,937      150,000   SH       SOLE                       150,000
 CINTAS CORP.                COM       172908105   6,852      300,000   SH       SOLE                       300,000
 CISCO SYSTEMS               COM       17275R102  15,844      850,000   SH       SOLE                       850,000
 COCA-COLA CO.               COM       191216100  14,397      300,000   SH       SOLE                       300,000
 CONOCOPHILLIPS              COM       20825C104   6,309      150,000   SH       SOLE                       150,000
 CONSOL ENERGY INC.          COM       20854P109   6,792      200,000   SH       SOLE                       200,000
 CORNING INC                 COM       219350105   8,030      500,000   SH       SOLE                       500,000
 CURTISS-WRIGHT CORP         COM       231561101  10,703      360,000   SH       SOLE                       360,000
 CVS/CAREMARK CORPORATION    COM       126650100   9,083      285,000   SH       SOLE                       285,000
 DEAN FOODS                  COM       242370104   8,156      425,000   SH       SOLE                       425,000
 DEL MONTE FOODS             COM       24522P103  12,194     1,300,000  SH       SOLE                       1,300,000
 DELL INC.                   COM       24702R101   8,032      585,000   SH       SOLE                       585,000
 DUPONT EI DE NEMOURS        COM       263534109  11,785      460,000   SH       SOLE                       460,000
 EMERSON ELECTRIC            COM       291011104   9,720      300,000   SH       SOLE                       300,000
 EXXON MOBIL CORP.           COM       30231G102  15,031      215,000   SH       SOLE                       215,000
 GENERAL ELECTRIC CO.        COM       369604103  17,439     1,488,000  SH       SOLE                       1,488,000
 GILEAD SCIENCES INC.        COM       375558103   9,368      200,000   SH       SOLE                       200,000
 GOLDMAN SACHS GROUP, INC    COM       38141G104   2,949       20,000   SH       SOLE                       20,000
 HALLIBURTON CO.             COM       406216101   6,210      300,000   SH       SOLE                       300,000
 HANSEN NATURAL CORP.        COM       411310105   8,013      260,000   SH       SOLE                       260,000
 HARSCO CORP.                COM       415864107   8,773      310,000   SH       SOLE                       310,000
 HOSPIRA INC.                COM       441060100  11,556      300,000   SH       SOLE                       300,000
 ILLINOIS TOOL WORKS         COM       452308109   9,335      250,000   SH       SOLE                       250,000
 INTEL CORP                  COM       458140100  13,902      840,000   SH       SOLE                       840,000
 JOHNSON & JOHNSON           COM       478160104  14,484      255,000   SH       SOLE                       255,000
 JPMORGAN CHASE & CO.        COM       46625H100  11,427      335,000   SH       SOLE                       335,000
 LOWE'S COS INC.             COM       548661107  11,646      600,000   SH       SOLE                       600,000
 MASCO CORP                  COM       574599106   4,311      450,000   SH       SOLE                       450,000
 MCDONALD'S CORP             COM       580135101  14,372      250,000   SH       SOLE                       250,000
 MDU RESOURCES GROUP, INC    COM       552690109  10,671      562,500   SH       SOLE                       562,500
 MEDTRONIC INC.              COM       585055106  12,211      350,000   SH       SOLE                       350,000
 MICROSOFT CORP              COM       594918104  28,049     1,180,000  SH       SOLE                       1,180,000
 NEWELL RUBBERMAID INC.      COM       651229106   4,164      400,000   SH       SOLE                       400,000
 NORTHEAST UTILITIES         COM       664397106   7,809      350,000   SH       SOLE                       350,000
 NORTHWEST NATURAL GAS CO    COM       667655104   8,864      200,000   SH       SOLE                       200,000
 ORACLE CORP                 COM       68389X105  23,562     1,100,000  SH       SOLE                       1,100,000
 OSHKOSH CORPORATION         COM       688239201   4,798      330,000   SH       SOLE                       330,000
 PEPSI CO. INC.              COM       713448108  19,786      360,000   SH       SOLE                       360,000
 PETROLEUM & RESOURCES CO    COM       716549100  44,698     2,186,774  SH       SOLE                       2,186,774
 PFIZER INC                  COM       717081103  16,800     1,120,000  SH       SOLE                       1,120,000
 PNC FINANCIAL SERVICES G    COM       693475105   9,703      250,000   SH       SOLE                       250,000
 PROCTER & GAMBLE COMPANY    COM       742718109  16,096      315,000   SH       SOLE                       315,000
 PRUDENTIAL FINANCIAL INC    COM       744320102  11,538      310,000   SH       SOLE                       310,000
 QUALCOMM INC.               COM       747525103  10,396      230,000   SH       SOLE                       230,000
 RYLAND GROUP INC.           COM       783764103   5,757      343,500   SH       SOLE                       343,500
 SAFEWAY, INC                COM       786514208   7,944      390,000   SH       SOLE                       390,000
 SENOMYX INC.                COM       81724Q107   2,077      984,400   SH       SOLE                       984,400
 SPECTRA ENERGY CORP.        COM       847560109   5,174      305,780   SH       SOLE                       305,780
 SPIRIT AEROSYSTEMS HOLDI    COM       848574109   9,893      720,000   SH       SOLE                       720,000
 STATE STREET CORP.          COM       857477103  10,856      230,000   SH       SOLE                       230,000
 TARGET CORP.                COM       87612E106  12,630      320,000   SH       SOLE                       320,000
 TATA MOTORS LTD.  ADR   SPONSORED ADR 876568502   8,520     1,000,000  SH       SOLE                       1,000,000
 TEVA PHARMACEUTICAL INDU    ADR       881624209  18,256      370,000   SH       SOLE                       370,000
 TRANSOCEAN LTD             REG SHS    H8817H100  11,886      160,000   SH       SOLE                       160,000
 UNILEVER PLC ADR        SPON ADR NEW  904767704  18,800      800,000   SH       SOLE                       800,000
 UNITED TECHNOLOGIES         COM       913017109  15,588      300,000   SH       SOLE                       300,000
 UNITEDHEALTH GROUP INC.     COM       91324P102   2,498      100,000   SH       SOLE                       100,000
 VISA INC.                COM CL A     92826C839  11,829      190,000   SH       SOLE                       190,000
 WALT DISNEY CO.             COM       254687106  11,198      480,000   SH       SOLE                       480,000
 WELLS FARGO COMPANY         COM       949746101  10,311      425,000   SH       SOLE                       425,000
 WGL HOLDINGS INC.           COM       92924F106   7,640      238,600   SH       SOLE                       238,600
 WYETH COMPANY               COM       983024100  14,752      325,000   SH       SOLE                       325,000
 ZIMMER HLDGS INC.           COM       98956P102   6,390      150,000   SH       SOLE                       150,000
                                                 828,415
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